UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 2001

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Kinetics Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: none

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
January 24, 2002

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total:  141
Form Information Table Value Total: $340,606,558



NAME OF ISSUER					TITLE OF CLASS       CUSIP
	VALUE  SHARES INV. DISCRET.
MARKET      SHARES DISC


LIBERTY MEDIA CORPORATION-CLASS A-
Common-
530718105
39511724
2822266
sole
ACTRADE FINANCIAL TECHNOLOGIES LTD
common-
00507P102
241290
8200
sole
ALLEGHANY CORP-
common-
017175100
613916
3190
sole
AMBASSADORS INTERNATIONAL INC-
common-
023178106
635157
30260
sole
AMPAL AMERICAN ISRAEL CORP-
common-
032015109
101460
17800
sole
ASV INC-
common-
001963107
349800
30000
sole
BARRA INC-
Common-
068313105
13843830
294000
sole
BAYCORP HOLDINGS LTD-
common-
072728108
319600
34000
sole
BERKSHIRE HATHAWAY INC-CLASS B-
common-
084670207
595900
236
sole
BOEING CO-
common-
097023105
267582
6900
sole
CABLEVISION SYS CORP-
common-
12686C844
1151020
46600
sole
CACI INTL INC-
common-
127190304
4835473
122460
sole
CALGON CARBON CORPORATION-
common-
129603106
197895
23700
sole
CALIFORNIA CENTER BANK LA CA-
common-
13007A103
101162
10016
sole
CATALINA MARKETING CORPORATION-
Common-
148867104
1754085
50550
sole
CATELLUS DEVELOPMENT CORPORATION-
common-
149111106
322644
17535
sole
CENTURY TEL-
common-
156700106
368500
11000
sole
CHECKFREE CORP-
common-
162813109
6357989
352900
sole
CHESAPEAKE ENERGY CORP-
common-
165167107
165250
25000
sole
CHICAGO BRIDGE & IRON CO-
common-
167250109
400500
15000
sole
COGNIZANT TECH SOLUTIONS COR-
Common-
192446102
8032080
196000
sole
COMMONWEALTH TELEPHONE ENTPR-
Common-
203349105
32873750
722500
sole
COMMONWEALTH TELEPHONE ENTPR-CLASS B-
Common-
203349204
574000
14000
sole
COMPUCOM SYSTEMS INC-
common-
204780100
27572
12200
sole
CORUS ENTMT INC-
common-
220874101
299400
15000
sole
CROWN MEDIA HOLDINGS INC-
common-
228411104
544178
48200
sole
ESCO TECHNOLOGIES INC-
common-
296315104
227634
6600
sole
E SPEED  INC CL A-
common-
296643109
8525088
1029600
sole
E*TRADE GROUP INC-
common-
269246104
2347250
229000
sole
EXPEDIA INC-
common-
302125109
7122994
175400
sole
FINOVA GROUP INC-
common-
317928109
21960
36000
sole
FISHER COMPANIES INC-
common-
337756209
286000
6500
sole
FOREST CITY ENTERPRISES INC CL A-
common-
345550107
234135
6050
sole
GEMSTAR T V GUIDE INTERNATIONAL INC-
common-
36833W106
20671402
746260
sole
GENERAL MOTORS CL H-
common-
370442832
2984940
193200
sole
GETTY IMAGES INC-
common-
374276103
238992
10400
sole
GLOBAL LIGHT TELECOMMUNICATIONS
Common-
37934X100
397100
209000
sole
GREEN MOUNTAIN CORPORATION-
common-
393154109
223800
12000
sole
GREY WOLF INC-
common-
397888108
41580
14000
sole
GROUPE BRUXELLES LAMBERT-
common-
7097328-Sedol
814164
15600
sole
HARRIS INTERACTIVE INC-
common-
414549105
669610
230900
sole
IDT CORPORATION-
Common-
448947101
199002
10200
sole
IDT CORPORATION CLASS B-
common-
448947309
169422
10200
sole
IGATE CAPITAL CORPORATION-
common-
45169U105
47150
11500
sole
IMS HEALTH INC-
Common-
449934108
13071700
670000
sole
INFORMATION HOLDINGS INC-
common-
456727106
294424
10400
sole
INTERACTIVE DATA CORPORATION-
common-
45840J107
820120
58000
sole
JOS A BANK CLOTHIERS INC-
common-
480838101
70700
10000
sole
KNIGHT TRADING GROUP INC-
common-
499063105
330600
30000
sole
KROLL INC-
common-
501049100
19690400
1304000
sole
LEUCADIA NATIONAL CORP-
common-
527288104
467694
16200
sole
LEVEL 3 COMMUNICATIONS INC 6% CONV-
convertible-
52729NAS9
1308750
4800100
sole
LIBERTY LIVEWIRE CORP-
common-
530709104
2388974
343873
sole
LINDSAY MFG CO-
common-
535555106
425700
22000
sole
LONDON PACIFIC GOURP LTD-
common-
542073101
110880
28000
sole
LONDON STOCK EXCHANGE OLC-
common-
G8502Z101
64453
10500
sole
LYNCH CORP-
common-
551137102
421200
23400
sole
LYNCH INTERACTIVE CORPORATION-
Common-
551146103
14791185
214365
sole
MARKETWATCH.COM INC-
Common-
570619106
802760
244000
sole
MARVEL ENTERPRISES INC PFD CPNV EXCHANGEABLE 8%-
preferred convertible-
57383M207
35178
10824
sole
MERCURY COMPUTER SYS INC-
common-
589378108
2371044
60625
sole
MICRO GENERAL CORPORATION-
common-
594838302
246780
18000
sole
MONTANA POWER CO-
common-
612085100
517500
90000
sole
NETBANK INC-
common-
640933107
104800
10000
sole
NET RATINGS INC-
common-
64116M108
3443328
219600
sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
132000
12000
sole
OMI CORP NEW-
common-
Y6476W104
338300
85000
sole
OSHKOSH TRUCK CORPORATION-
common-
688239201
390000
8000
sole
OSMONICS INC-
common-
688350107
280400
20000
sole
PARGESA HOLDINGS-
common-
4671026-SEDOL
1191103
620
sole
PATHMARK STORES INC-
common-
70322A101
493200
20000
sole
PRICE COMMUNICATIONS CORP-
common-
741437305
687240
36000
sole
PRICELINE.COM INC-
common-
741503106
878820
151000
sole
PRIMACOM AG
common-
74154N108
888047
565600
sole
PROQUEST COMPANY-
common-
74346P102
678200
20000
sole
RCN CORPORATION-
Common-
749361101
4186179
1428,730
sole
REGISTER.COM INC-
common-
75914G101
322000
28000
sole
ROBO GROUP TEK LITD-
common-
M20330102
95971
90539
sole
SAFEGUARD SCIENTIFICS SUB NTS CONV 5%-
Convertible notes-
786449AE8
13089156
23025000
sole
SCANDINAVIAN BROADCASTING SYS SA CONV SUB NTS-
convertible-
805906AC8
1566000
1800000
sole
SCRIPPS E W OHIO CL A-
common-
811054204
1399200
21200
sole
SHENANDOAH TELECOMMUNICATIONS COMPANY-
common-
82312B106
371450
9500
sole
SUNGARD DATA SYSTEMS INC-
common-
867363103
488917
16900
sole
SUNSHINE PCS CORP-
common-
86783P106
264935
160340
sole
SUPREMA SPECIALTIES INC-
common-
86859F107
455000
35000
sole
TASTY BAKING COMPANY-
common-
876553306
442500
25000
sole
TELEPHONE & DATA SYSTEMS INC-
Common-
879433100
26341625
293500
sole
TICKETMASTER ONLINE-CITYSEARCH INC-
common-
88633P203
1671780
102000
sole
TRAVELOCITY COM INC-
common-
893953109
7010982
244200
sole
TREDEGAR CORPORATION-
Common-
894650100
190000
10000
sole
TRIZE HAHN CORP-
common-
896938107
173146
11000
sole
TRIZEC HAHN CORP 3% 01/29/2021-
convertible bond-
896938AB3
332781
575000
sole
UNITEDGLOBALCOM INC-CL A-
Common-
913247508
6811430
1362286
sole
UNITEDGLOBALCOM INC PFD CONV 7%-
convertible preferred-
913247805
486629
74866
sole
UNITED PAN-EUROPE COMMUNICATIONS NV-
common-
911300200
728000
1400000
sole
UNIVERSITY OF PHOENIX ONLINE-
common-
037604204
6579580
1315916
sole
USA NETWORKS INC-
common-
902984103
4298594
157400
sole
U S VISION INC-
common-
90339M104
31000
15500
sole
VERMONT PURE HOLDINGS LTD-
common-
924237100
600000
125000
sole
VERTEX INTERACTIVE INC-
common-
925322109
9400
10000
sole
WARWICK VALLEY TEL CO-
common-
936750108
290000
5000
sole
THE WASHINGTON POST COMPANY-CLASS B-
Common-
939640108
2809000
5300
sole
WEB MD CORPORATION-
common-
94769M105
684820
97000
sole
WESCO FINL CORP-
common-
950817106
488250
1550
sole
WHITE MOUNTAINS INSURANCE GROUP LIMITED-
common-
G9618E107
834200
2400
sole
WILEY JOHN & SONS INC CL B-
common-
968223305
285975
12300
sole
WOODWARD GOVERNOR CO-
common-
980745103
349500
6000
sole
ABBOTT LABORATORIES
Common-
002824100
2062750
37000
sole
AMERICAN HOME PRODUCTS CORPORATION-
Common-
026609107
1527864
24900
sole
AMGEN INC-
Common-
031162100
1607129
28475
sole
ASTRAZENECA GROUP PLC ADR-
Common-
046353108
885400
19000
sole
AVAX TECHNOLOGIES INC-
common-
053495305
29500
50000
sole
AVENTISS SA-
Common-
053561106
1065000
15000
sole
BIO TECHNOLOGY GENERAL CORPORATION-
Common-
090578105
271590
33000
sole
BIOGEN INC-
Common-
09597105
802900
14000
sole
BIOMIRA INC-
Common-
0961R106
155400
37000
sole
BRISTOL-MYERS SQUIBB COMPANY-
Common-
110122108
1683000
33000
sole
CELL GENESYS INC-
common-
150921104
214389
9225
sole
CHIRON CORPORATION-
Common-
170040109
1446720
33000
sole
ELAN PLC ADR-
common-
284131208
1484051
32935
sole
ENTREMED INC-
common-
29382F103
92950
11000
sole
GENENTECH INC-
Common-
368710406
1436540
26480
sole
GENZYME CORPORATION-
Common-
372917104
2334540
39000
sole
GENZYME MOLECULAR ONCOLOGY-
Common-
372917500
136000
17000
sole
GLAXO SMITHKLINE-
Common-
37733W105
1229209
24673
sole
HUMAN GENOME SCIENCES INC-
Common-
444903108
505800
15000
sole
IDEC PHARMACEUTICALS CORPORATION-
Common-
449370205
2481480
36000
sole
ILEX ONCOLOGY INC-
Common-
451923106
594880
22000
sole
IMMUNEX CORPORATION-
Common-
452528102
554200
20000
sole
IMPATH INC-
Common-
45255G101
1068240
24000
sole
JOHNSON & JOHNSON
Common-
478160104
1800186
30460
sole
ELI LILLY AND COMPANY-
Common-
532457108
1256640
16000
sole
MGI PHARMA INC-
Common-
552880106
152800
10000
sole
MEDIMMUNE INC-
Common-
584699102
1042875
22500
sole
MERCK & CO INC-
Common-
589331107
1364160
23200
sole
MILLENIUM PHARMACEUTICALS INC-
Common-
599902103
448434
18296
sole
NEO RX CORPORATION-
Common-
640520300
155790
27000
sole
NOVARTIS AG ADR-
Common-
66987V109
2044000
56000
sole
ONYX PHARMACEUTICALS INC-
common-
683399109
61440
12000
sole
PFIZER INC-
common-
717081103
1872950
47000
sole
PHARMACIA CORP-
Common-
71713U102
1387788
32539
sole
RIBOZYME PHARMACEUTICALS INC-
common-
762567105
45700
10000
sole
ROCHE HOLDING AG ADR-
Common-
771195104
148146
16000
sole
SCHERING-PLOUGH CORPORATION-
Common-
806605101
752010
21000
sole
340606558

/DOCUMENT
/SUBMISSION